HUSSMAN STRATEGIC MARKET CYCLE FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 117.0%	Shares	Value
Communications - 9.0%
Cable & Satellite - 3.0%
Charter Communications, Inc. - Class A (a)(b)	18,000	$4,951,890
Comcast Corporation - Class A (a)	60,000	1,885,200
Liberty Broadband Corporation - Series A (a)(b)	40,000	2,533,200
Sirius XM Holdings, Inc. (a)	60,000	1,396,500
		10,766,790
Entertainment Content - 0.7%
Lionsgate Studios Corporation (a)(b)	100,000	690,000
Warner Bros. Discovery, Inc. (a)(b)	100,000	1,953,000
		2,643,000
Internet Media & Services - 4.7%
Airbnb, Inc. - Class A (a)(b)	20,000	2,428,400
DoorDash, Inc. - Class A (a)(b)	4,000	1,087,960
Lyft, Inc. - Class A (a)(b)	90,000	1,980,900
Meta Platforms, Inc. - Class A (a)	4,000	2,937,520
Pinterest, Inc. - Class A (a)(b)	30,000	965,100
Roku, Inc. (a)(b)	10,000	1,001,300
TripAdvisor, Inc. (a)(b)	100,000	1,626,000
Upwork, Inc. (a)(b)	100,000	1,857,000
Yelp, Inc. (a)(b)	100,000	3,120,000
		17,004,180
Telecommunications - 0.6%
Gogo, Inc. (a)(b)	260,000	2,233,400

Consumer Discretionary - 13.2%
Apparel & Textile Products - 0.7%
Figs, Inc. - Class A (b)	100,000	669,000
Tapestry, Inc. (a)	16,000	1,811,520
		2,480,520
Automotive - 0.3%
General Motors Company (a)	20,000	1,219,400

E-Commerce Discretionary - 2.7%
Chewy, Inc. - Class A (a)(b)	50,000	2,022,500
Etsy, Inc. (a)(b)	40,000	2,655,600
Liquidity Services, Inc. (a)(b)	80,000	2,194,400
Newegg Commerce, Inc. (a)(b)	40,000	1,678,000

HUSSMAN STRATEGIC MARKET CYCLE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 117.0%
(continued)	Shares	Value
Consumer Discretionary - 13.2% (continued)
E-Commerce Discretionary - 2.7% (continued)
Revolve Group, Inc. (a)(b)	60,000	$1,278,000
		9,828,500
Leisure Facilities & Services - 4.8%
BJ's Restaurants, Inc. (a)(b)	40,000	1,221,200
Brinker International, Inc. (a)	6,000	760,080
Carnival Corporation (a)(b)	20,000	578,200
Cheesecake Factory, Inc. (The) (a)	40,000	2,185,600
Choice Hotels International, Inc. (a)	16,000	1,710,560
Cracker Barrel Old Country Store, Inc. (a)	60,000	2,643,600
Dave & Buster's Entertainment, Inc. (a)(b)	40,000	726,400
Hilton Grand Vacations, Inc. (a)(b)	20,000	836,200
Norwegian Cruise Line Holdings Ltd. (a)(b)	100,000	2,463,000
Planet Fitness, Inc. - Class A (a)(b)	20,000	2,076,000
Wyndham Hotels & Resorts, Inc. (a)	10,000	799,000
Wynn Resorts Ltd. (a)	10,000	1,282,700
		17,282,540
Leisure Products - 0.9%
Mattel, Inc. (a)	80,000	1,346,400
Peloton Interactive, Inc. - Class A (a)(b)	200,000	1,800,000
		3,146,400
Retail - Discretionary - 3.8%
Bath & Body Works, Inc. (a)	60,000	1,545,600
CarMax, Inc. (a)(b)	20,000	897,400
Gap, Inc. (The) (a)	60,000	1,283,400
Hertz Global Holdings, Inc. (a)(b)	300,000	2,040,000
Lithia Motors, Inc. (a)	2,000	632,000
Lululemon Athletica, Inc. (a)(b)	20,000	3,558,600
Mister Car Wash, Inc. (a)(b)	100,000	533,000
Sally Beauty Holdings, Inc. (a)(b)	60,000	976,800
Urban Outfitters, Inc. (a)(b)	30,000	2,142,900
		13,609,700

HUSSMAN STRATEGIC MARKET CYCLE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 117.0%
(continued)	Shares	Value
Consumer Staples - 16.7%
Beverages - 1.4%
PepsiCo, Inc. (a)	20,000	$2,808,800
Vita Coco Company, Inc. (The) (a)(b)	50,000	2,123,500
		4,932,300
Food - 8.2%
BellRing Brands, Inc. (a)(b)	60,000	2,181,000
Cal-Maine Foods, Inc. (a)	30,000	2,823,000
Campbell's Company (The) (a)	160,000	5,052,800
Dole plc (a)	140,000	1,881,600
Flowers Foods, Inc. (a)	160,000	2,088,000
Fresh Del Monte Produce, Inc. (a)	20,000	694,400
General Mills, Inc. (a)	60,000	3,025,200
Herbalife Ltd. (a)(b)	60,000	506,400
Hershey Company (The) (a)	10,000	1,870,500
J.M. Smucker Company (The) (a)	10,000	1,086,000
Kraft Heinz Company (The) (a)	40,000	1,041,600
Phibro Animal Health Corporation - Class A (a)	40,000	1,618,400
Post Holdings, Inc. (a)(b)	6,000	644,880
Simply Good Foods Company (The) (a)(b)	80,000	1,985,600
Utz Brands, Inc. (a)	120,000	1,458,000
Vital Farms, Inc. (a)(b)	40,000	1,646,000
		29,603,380
Household Products - 2.2%
Clorox Company (The) (a)	10,000	1,233,000
Colgate-Palmolive Company (a)	40,000	3,197,600
Kimberly-Clark Corporation (a)	10,000	1,243,400
Reynolds Consumer Products, Inc. (a)	100,000	2,447,000
		8,121,000
Retail - Consumer Staples - 3.2%
Albertsons Companies, Inc. - Class A (a)	100,000	1,751,000
BJ's Wholesale Club Holdings, Inc. (a)(b)	20,000	1,865,000
Dollar General Corporation (a)	10,000	1,033,500
Five Below, Inc. (a)(b)	12,000	1,856,400
Grocery Outlet Holding Corporation (a)(b)	160,000	2,568,000
Kroger Company (The) (a)	20,000	1,348,200

HUSSMAN STRATEGIC MARKET CYCLE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 117.0%
(continued)	Shares	Value
Consumer Staples - 16.7% (continued)
Retail - Consumer Staples - 3.2% (continued)
Sprouts Farmers Market, Inc. (a)(b)	10,000	$1,088,000
		11,510,100
Wholesale - Consumer Staples - 1.7%
Mission Produce, Inc. (a)(b)	40,000	480,800
United Natural Foods, Inc. (a)(b)	150,000	5,643,000
		6,123,800
Energy - 3.1%
Oil & Gas Producers - 2.2%
APA Corporation (a)	60,000	1,456,800
Cheniere Energy Partners, L.P. (a)	20,000	1,076,400
Coterra Energy, Inc. (a)	60,000	1,419,000
HighPeak Energy, Inc. (a)	100,000	707,000
Matador Resources Company (a)	40,000	1,797,200
Range Resources Corporation (a)	40,000	1,505,600
		7,962,000
Oil & Gas Services & Equipment - 0.4%
Schlumberger Ltd. (a)	40,000	1,374,800

Renewable Energy - 0.5%
JinkoSolar Holding Company Ltd. - ADR (b)	40,000	961,200
Shoals Technologies Group, Inc. - Class A (a)(b)	100,000	741,000
		1,702,200
Financials - 12.3%
Asset Management - 0.1%
Golub Capital BDC, Inc. (a)	20,000	273,800

Banking - 5.0%
Bank OZK (a)	40,000	2,039,200
BankUnited, Inc. (a)	30,000	1,144,800
Comerica, Inc. (a)	10,000	685,200
Cullen/Frost Bankers, Inc. (a)	6,000	760,620
Dime Community Bancshares, Inc. (a)	60,000	1,789,800
Huntington Bancshares, Inc. (a)	60,000	1,036,200
M&T Bank Corporation (a)	16,000	3,161,920
Pinnacle Financial Partners, Inc. (a)	20,000	1,875,800
Wells Fargo & Company (a)	20,000	1,676,400

HUSSMAN STRATEGIC MARKET CYCLE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 117.0%
(continued)	Shares	Value
Financials - 12.3% (continued)
Banking - 5.0% (continued)
Western Alliance Bancorp (a)	20,000	$1,734,400
Zions Bancorporation, N.A. (a)	40,000	2,263,200
		18,167,540
Institutional Financial Services - 3.0%
Bank of New York Mellon Corporation (The) (a)	10,000	1,089,600
Interactive Brokers Group, Inc. - Class A (a)	30,000	2,064,300
Northern Trust Corporation (a)	10,000	1,346,000
SEI Investments Company (a)	20,000	1,697,000
State Street Corporation (a)	10,000	1,160,100
StoneX Group, Inc. (a)(b)	14,000	1,412,880
Virtu Financial, Inc. - Class A (a)	60,000	2,130,000
		10,899,880
Insurance - 1.8%
Axis Capital Holdings Ltd. (a)	10,000	958,000
Globe Life, Inc. (a)	10,000	1,429,700
Lincoln National Corporation (a)	40,000	1,613,200
Palomar Holdings, Inc. (a)(b)	20,000	2,335,000
		6,335,900
Specialty Finance - 2.4%
Bread Financial Holdings, Inc. (a)	30,000	1,673,100
Capital One Financial Corporation (a)	4,000	850,320
Enova International, Inc. (a)(b)	10,000	1,150,900
Sezzle, Inc. (a)(b)	36,000	2,863,080
Synchrony Financial (a)	30,000	2,131,500
		8,668,900
Health Care - 22.7%
Biotech & Pharma - 16.3%
ACADIA Pharmaceuticals, Inc. (a)(b)	120,000	2,560,800
Alkermes plc (a)(b)	120,000	3,600,000
ARS Pharmacuticals, Inc. (a)(b)	140,000	1,407,000
Aurinia Pharmaceuticals, Inc. (a)(b)	120,000	1,326,000
BioCryst Pharmaceuticals, Inc. (a)(b)	200,000	1,518,000
BioMarin Pharmaceutical, Inc. (b)	20,000	1,083,200
Catalyst Pharmaceuticals, Inc. (a)(b)	140,000	2,758,000
Corcept Therapeutics, Inc. (a)(b)	30,000	2,493,300
CorMedix, Inc. (a)(b)	300,000	3,489,000
Exelixis, Inc. (a)(b)	100,000	4,130,000

HUSSMAN STRATEGIC MARKET CYCLE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 117.0%
(continued)	Shares	Value
Health Care - 22.7% (continued)
Biotech & Pharma - 16.3% (continued)
GeneDx Holdings Corporation (a)(b)	12,000	$1,292,880
Gilead Sciences, Inc. (a)	20,000	2,220,000
Halozyme Therapeutics, Inc. (a)(b)	30,000	2,200,200
Harmony Biosciences Holdings, Inc. (a)(b)	40,000	1,102,400
Incyte Corporation (a)(b)	30,000	2,544,300
Innoviva, Inc. (a)(b)	40,000	730,000
MiMedx Group, Inc. (a)(b)	240,000	1,675,200
Neurocrine Biosciences, Inc. (a)(b)	20,000	2,807,600
Niagen Bioscience, Inc. (a)(b)	100,000	933,000
Novo Nordisk A/S - ADR (a)	40,000	2,219,600
Pacira BioSciences, Inc. (a)(b)	100,000	2,577,000
Praxis Precision Medicines, Inc. (a)(b)	10,000	530,000
Protagonist Therapeutics, Inc. (b)	20,000	1,328,600
PTC Therapeutics, Inc. (a)(b)	60,000	3,682,200
Sarepta Therapeutics, Inc. (a)(b)	80,000	1,541,600
Tarsus Pharmaceuticals, Inc. (a)(b)	30,000	1,782,900
TG Therapeutics, Inc. (a)(b)	120,000	4,335,000
Travere Therapeutics, Inc. (a)(b)	40,000	956,000
		58,823,780
Health Care Facilities & Services - 1.9%
DaVita, Inc. (a)(b)	8,000	1,062,960
Pediatrix Medical Group, Inc. (a)(b)	160,000	2,680,000
Progyny, Inc. (a)(b)	100,000	2,152,000
Teladoc Health, Inc. (a)(b)	140,000	1,082,200
		6,977,160
Medical Equipment & Devices - 4.5%
Align Technology, Inc. (a)(b)	24,000	3,005,280
DexCom, Inc. (a)(b)	40,000	2,691,600
Embecta Corporation (a)	60,000	846,600
Haemonetics Corporation (a)(b)	10,000	487,400
InMode Ltd. (a)(b)	100,000	1,490,000
Inspire Medical Systems, Inc. (a)(b)	10,000	742,000
Integra LifeSciences Holdings Corporation (a)(b)	160,000	2,292,800
Novocure Ltd. (a)(b)	80,000	1,033,600
Penumbra, Inc. (a)(b)	12,000	3,039,840
Solventum Corporation (b)	10,000	730,000
		16,359,120

HUSSMAN STRATEGIC MARKET CYCLE FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 117.0%
(continued)	Shares	Value
Industrials - 7.9%
Commercial Support Services - 0.6%
Healthcare Services Group, Inc. (a)(b)	80,000	$1,346,400
Huron Consulting Group, Inc. (a)(b)	6,000	880,620
		2,227,020
Electrical Equipment - 2.4%
Alarm.com Holdings, Inc. (a)(b)	40,000	2,123,200
Atmus Filtration Technologies, Inc. (a)	40,000	1,803,600
NEXTracker, Inc. - Class A (a)(b)	20,000	1,479,800
NuScale Power Corporation (a)(b)	40,000	1,440,000
Vontier Corporation	40,000	1,678,800
		8,525,400
Engineering & Construction - 0.5%
Frontdoor, Inc. (a)(b)	28,000	1,884,120

Industrial Intermediate Products - 0.5%
Proto Labs, Inc. (a)(b)	40,000	2,001,200

Industrial Support Services - 0.3%
RB Global Inc.	10,000	1,083,600

Machinery - 0.3%
Symbotic, Inc. (a)(b)	20,000	1,078,000

Transportation & Logistics - 3.3%
Allegiant Travel Company (a)(b)	20,000	1,215,400
American Airlines Group, Inc. (a)	200,000	2,248,000
Delta Air Lines, Inc. (a)	20,000	1,135,000
Forward Air Corporation (a)(b)	40,000	1,025,600
Knight-Swift Transportation Holdings, Inc. (a)	20,000	790,200
Southwest Airlines Company (a)	60,000	1,914,600
United Airlines Holdings, Inc. (a)(b)	10,000	965,000
United Parcel Service, Inc. - Class B (a)	30,000	2,505,900
		11,799,700

HUSSMAN STRATEGIC MARKET CYCLE FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 117.0%
(continued)	Shares	Value
Materials - 3.5%
Chemicals - 0.8%
Mosaic Company (The) (a)	80,000	$2,774,400

Metals & Mining - 2.7%
Agnico Eagle Mines Ltd. (a)	10,000	1,685,600
Alamos Gold, Inc. - Class A (a)	20,000	697,200
AngloGold Ashanti plc (a)	6,000	421,980
Barrick Mining Corporation (a)	60,000	1,966,200
Compass Minerals International, Inc. (a)	40,000	768,000
Hecla Mining Company (a)	30,000	363,000
Kinross Gold Corporation (a)	20,000	497,000
Newmont Corporation (a)	20,000	1,686,200
Pan American Silver Corporation (a)	12,000	464,760
Royal Gold, Inc. (a)	6,000	1,203,480
		9,753,420
Technology - 28.6%
Semiconductors - 0.8%
ACM Research, Inc. - Class A (a)(b)	50,000	1,956,500
Rambus, Inc. (a)(b)	10,000	1,042,000
		2,998,500
Software - 13.9%
Asana, Inc. - Class A (a)(b)	200,000	2,672,000
Astrana Health, Inc. (a)(b)	20,000	567,000
BlackLine, Inc. (a)(b)	40,000	2,124,000
Clear Secure, Inc. - Class A (a)	40,000	1,335,200
Concentrix Corporation (a)	40,000	1,846,000
Docusign, Inc. (a)(b)	40,000	2,883,600
DoubleVerify Holdings, Inc. (a)(b)	200,000	2,396,000
Doximity, Inc. - Class A (a)	30,000	2,194,500
Dropbox, Inc. - Class A (a)(b)	100,000	3,021,000
Exodus Movement, Inc. (b)	8,000	222,240
Fastly, Inc. - Class A (a)(b)	200,000	1,710,000
Five9, Inc. (a)(b)	40,000	968,000
Gen Digital, Inc. (a)	40,000	1,135,600
GigaCloud Technology, Inc. - Class A (a)(b)	120,000	3,408,000
IonQ, Inc. (a)(b)	30,000	1,845,000
Okta, Inc. (a)(b)	10,000	917,000
Paycom Software, Inc. (a)	14,000	2,913,960

HUSSMAN STRATEGIC MARKET CYCLE FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 117.0%
(continued)	Shares	Value
Technology - 28.6% (continued)
Software - 13.9% (continued)
Paylocity Holding Corporation (a)(b)	12,000	$1,911,240
Paymentus Holdings, Inc. - Class A (a)(b)	70,000	2,142,000
Qualys, Inc. (a)(b)	24,000	3,175,920
Quantum Computing, Inc. (a)(b)	40,000	736,400
Sprinklr, Inc. - Class A (a)(b)	100,000	772,000
Tempus AI, Inc. (a)(b)	20,000	1,614,200
Twilio, Inc. - Class A (a)(b)	30,000	3,002,700
Unity Software, Inc. (a)(b)	20,000	800,800
Yext, Inc. (a)(b)	100,000	852,000
Zoom Communications, Inc. - Class A (a)(b)	24,000	1,980,000
ZoomInfo Technologies, Inc. - Class A (a)(b)	100,000	1,091,000
		50,237,360
Technology Hardware - 6.5%
A10 Networks, Inc. (a)	200,000	3,630,000
ADTRAN Holdings, Inc. (a)	140,000	1,313,200
Ciena Corporation (a)(b)	10,000	1,456,700
Cisco Systems, Inc. (a)	32,000	2,189,440
Corsair Gaming, Inc. (a)	100,000	892,000
Euronet Worldwide, Inc. (a)(b)	30,000	2,634,300
F5, Inc. (a)(b)	10,000	3,231,900
InterDigital, Inc. (a)	6,000	2,071,380
Stratasys Ltd. (a)(b)	200,000	2,240,000
Ubiquiti, Inc. (a)	4,000	2,642,320
Viasat, Inc. (a)(b)	40,000	1,172,000
		23,473,240
Technology Services - 7.4%
Block, Inc. - Class A (a)(b)	10,000	722,700
Cognizant Technology Solutions Corporation - Class A (a)	50,000	3,353,500
Corpay, Inc. (a)(b)	8,000	2,304,480
CSG Systems International, Inc. (a)	20,000	1,287,600
EPAM Systems, Inc. (a)(b)	20,000	3,015,800
EVERTEC, Inc. (a)	40,000	1,351,200
FactSet Research Systems, Inc. (a)	10,000	2,864,900
Genpact Ltd. (a)	80,000	3,351,200
Globant S.A. (a)(b)	60,000	3,442,800

HUSSMAN STRATEGIC MARKET CYCLE FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 117.0%
(continued)	Shares	Value
Technology - 28.6% (continued)
Technology Services - 7.4% (continued)
Pagaya Technologies Ltd. (b)	80,000	$2,375,200
PayPal Holdings, Inc. (a)(b)	40,000	2,682,400
		26,751,780

Total Common Stocks (Cost $413,227,592)		$422,637,830

WARRANTS - 0.0% (c)	Shares	Value
Energy - 0.0% (c)
Oil & Gas Services & Equipment - 0.0% (c)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	8,000	$5,200

EXCHANGE-TRADED PUT OPTION CONTRACTS - 2.6%	Contracts	Notional Amount	Value
Russell 2000® Index Option, 11/24/2025 at $2,450	780	$190,045,440	$5,881,200
S&P 500® Index Option, 11/24/2025 at $6,650	340	227,407,640	3,723,000
Total Put Option Contracts (Cost $10,207,727)		$417,453,080	$9,604,200

Total Investments at Value - 119.6%
(Cost $423,435,319)			$432,247,230

HUSSMAN STRATEGIC MARKET CYCLE FUND

SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 47.3%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.98% (d) (Cost $170,932,711)	170,932,711	$170,932,711

Total Investments and Money Market Funds at Value - 166.9% (Cost $594,368,030)		$603,179,941

Written Call Option Contracts - (67.1%)		(242,642,800)

Other Assets in Excess of Liabilities - 0.2%		812,018

Net Assets - 100.0%		$361,349,159
ADR- American Depositary Receipt.
(a)	All or portion of the security is used as collateral to cover written call options. The total value of the securities held as collateral as of September 30, 2025 was $416,601,290.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of September 30, 2025.

HUSSMAN STRATEGIC MARKET CYCLE FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

September 30, 2025 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000® Index Option	780	$190,045,440	$1,200	12/22/2025	$96,719,220
S&P 500® Index Option	340	227,407,640	2,400	12/22/2025	145,923,580
Total Written Call Option Contracts
(Premiums received $225,610,293)		$417,453,080			$242,642,800

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 75.8%	Shares	Value
Communications - 5.9%
Cable & Satellite - 1.9%
Charter Communications, Inc. - Class A (a)(b)	900	$247,594
Comcast Corporation - Class A (a)	3,000	94,260
Liberty Broadband Corporation - Series A (a)(b)	2,000	126,660
Sirius XM Holdings, Inc. (a)	3,000	69,825
		538,339
Entertainment Content - 0.5%
Lionsgate Studios Corporation (b)	5,000	34,500
Warner Bros. Discovery, Inc. (a)(b)	5,000	97,650
		132,150
Internet Media & Services - 3.1%
Airbnb, Inc. - Class A (a)(b)	1,000	121,420
DoorDash, Inc. - Class A (a)(b)	200	54,398
Lyft, Inc. - Class A (a)(b)	4,500	99,045
Meta Platforms, Inc. - Class A (a)	200	146,876
Pinterest, Inc. - Class A (a)(b)	1,500	48,255
Roku, Inc. (a)(b)	500	50,065
TripAdvisor, Inc. (a)(b)	5,000	81,300
Upwork, Inc. (a)(b)	5,000	92,850
Yelp, Inc. (a)(b)	5,000	156,000
		850,209
Telecommunications - 0.4%
Gogo, Inc. (a)(b)	13,000	111,670

Consumer Discretionary - 8.5%
Apparel & Textile Products - 0.4%
Figs, Inc. - Class A (b)	5,000	33,450
Tapestry, Inc. (a)	800	90,576
		124,026
Automotive - 0.2%
General Motors Company (a)	1,000	60,970

E-Commerce Discretionary - 1.8%
Chewy, Inc. - Class A (a)(b)	2,500	101,125
Etsy, Inc. (a)(b)	2,000	132,780
Liquidity Services, Inc. (a)(b)	4,000	109,720
Newegg Commerce, Inc. (b)	2,000	83,900

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 75.8% (continued)	Shares	Value
Consumer Discretionary - 8.5% (continued)
E-Commerce Discretionary - 1.8% (continued)
Revolve Group, Inc. (a)(b)	3,000	$63,900
		491,425
Leisure Facilities & Services - 3.1%
BJ's Restaurants, Inc. (a)(b)	2,000	61,060
Brinker International, Inc.	300	38,004
Carnival Corporation (a)(b)	1,000	28,910
Cheesecake Factory, Inc. (The) (a)	2,000	109,280
Choice Hotels International, Inc. (a)	800	85,528
Cracker Barrel Old Country Store, Inc. (a)	3,000	132,180
Dave & Buster's Entertainment, Inc. (a)(b)	2,000	36,320
Hilton Grand Vacations, Inc. (b)	1,000	41,810
Norwegian Cruise Line Holdings Ltd. (a)(b)	5,000	123,150
Planet Fitness, Inc. - Class A (a)(b)	1,000	103,800
Wyndham Hotels & Resorts, Inc.	500	39,950
Wynn Resorts Ltd. (a)	500	64,135
		864,127
Leisure Products - 0.6%
Mattel, Inc. (a)	4,000	67,320
Peloton Interactive, Inc. - Class A (a)(b)	10,000	90,000
		157,320
Retail - Discretionary - 2.4%
Bath & Body Works, Inc. (a)	3,000	77,280
CarMax, Inc. (a)(b)	1,000	44,870
Gap, Inc. (The) (a)	3,000	64,170
Hertz Global Holdings, Inc. (a)(b)	15,000	102,000
Lithia Motors, Inc.	100	31,600
Lululemon Athletica, Inc. (a)(b)	1,000	177,930
Mister Car Wash, Inc. (b)	5,000	26,650
Sally Beauty Holdings, Inc. (a)(b)	3,000	48,840
Urban Outfitters, Inc. (a)(b)	1,500	107,145
		680,485
Consumer Staples - 10.8%
Beverages - 0.9%
PepsiCo, Inc. (a)	1,000	140,440

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 75.8% (continued)	Shares	Value
Consumer Staples - 10.8% (continued)
Beverages - 0.9% (continued)
Vita Coco Company, Inc. (The) (a)(b)	2,500	$106,175
		246,615
Food - 5.3%
BellRing Brands, Inc. (a)(b)	3,000	109,050
Cal-Maine Foods, Inc. (a)	1,500	141,150
Campbell's Company (The) (a)	8,000	252,640
Dole plc (a)	7,000	94,080
Flowers Foods, Inc. (a)	8,000	104,400
Fresh Del Monte Produce, Inc. (a)	1,000	34,720
General Mills, Inc. (a)	3,000	151,260
Herbalife Ltd. (a)(b)	3,000	25,320
Hershey Company (The) (a)	500	93,525
J.M. Smucker Company (The) (a)	500	54,300
Kraft Heinz Company (The) (a)	2,000	52,080
Phibro Animal Health Corporation - Class A (a)	2,000	80,920
Post Holdings, Inc. (a)(b)	300	32,244
Simply Good Foods Company (The) (a)(b)	4,000	99,280
Utz Brands, Inc. (a)	6,000	72,900
Vital Farms, Inc. (a)(b)	2,000	82,300
		1,480,169
Household Products - 1.4%
Clorox Company (The) (a)	500	61,650
Colgate-Palmolive Company (a)	2,000	159,880
Kimberly-Clark Corporation (a)	500	62,170
Reynolds Consumer Products, Inc. (a)	5,000	122,350
		406,050
Retail - Consumer Staples - 2.1%
Albertsons Companies, Inc. - Class A (a)	5,000	87,550
BJ's Wholesale Club Holdings, Inc. (a)(b)	1,000	93,250
Dollar General Corporation (a)	500	51,675
Five Below, Inc. (a)(b)	600	92,820
Grocery Outlet Holding Corporation (a)(b)	8,000	128,400
Kroger Company (The) (a)	1,000	67,410
Sprouts Farmers Market, Inc. (a)(b)	500	54,400
		575,505

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 75.8% (continued)	Shares	Value
Consumer Staples - 10.8% (continued)
Wholesale - Consumer Staples - 1.1%
Mission Produce, Inc. (b)	2,000	$24,040
United Natural Foods, Inc. (a)(b)	7,500	282,150
		306,190
Energy - 2.0%
Oil & Gas Producers - 1.4%
APA Corporation (a)	3,000	72,840
Cheniere Energy Partners, L.P. (a)	1,000	53,820
Coterra Energy, Inc. (a)	3,000	70,950
HighPeak Energy, Inc. (a)	5,000	35,350
Matador Resources Company (a)	2,000	89,860
Range Resources Corporation (a)	2,000	75,280
		398,100
Oil & Gas Services & Equipment - 0.3%
Schlumberger Ltd. (a)	2,000	68,740

Renewable Energy - 0.3%
JinkoSolar Holding Company Ltd. - ADR (b)	2,000	48,060
Shoals Technologies Group, Inc. - Class A (a)(b)	5,000	37,050
		85,110
Financials - 8.0%
Asset Management - 0.0% (c)
Golub Capital BDC, Inc. (a)	1,000	13,690

Banking - 3.3%
Bank OZK (a)	2,000	101,960
BankUnited, Inc. (a)	1,500	57,240
Comerica, Inc. (a)	500	34,260
Cullen/Frost Bankers, Inc.	300	38,031
Dime Community Bancshares, Inc. (a)	3,000	89,490
Huntington Bancshares, Inc. (a)	3,000	51,810
M&T Bank Corporation (a)	800	158,096
Pinnacle Financial Partners, Inc. (a)	1,000	93,790
Wells Fargo & Company (a)	1,000	83,820
Western Alliance Bancorp (a)	1,000	86,720
Zions Bancorporation, N.A. (a)	2,000	113,160
		908,377

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 75.8% (continued)	Shares	Value
Financials - 8.0% (continued)
Institutional Financial Services - 2.0%
Bank of New York Mellon Corporation (The) (a)	500	$54,480
Interactive Brokers Group, Inc. - Class A (a)	1,500	103,215
Northern Trust Corporation (a)	500	67,300
SEI Investments Company (a)	1,000	84,850
State Street Corporation (a)	500	58,005
StoneX Group, Inc. (a)(b)	700	70,644
Virtu Financial, Inc. - Class A (a)	3,000	106,500
		544,994
Insurance - 1.1%
Axis Capital Holdings Ltd. (a)	500	47,900
Globe Life, Inc. (a)	500	71,485
Lincoln National Corporation (a)	2,000	80,660
Palomar Holdings, Inc. (a)(b)	1,000	116,750
		316,795
Specialty Finance - 1.6%
Bread Financial Holdings, Inc. (a)	1,500	83,655
Capital One Financial Corporation (a)	200	42,516
Enova International, Inc. (a)(b)	500	57,545
Sezzle, Inc. (a)(b)	1,800	143,154
Synchrony Financial (a)	1,500	106,575
		433,445
Health Care - 14.7%
Biotech & Pharma - 10.5%
ACADIA Pharmaceuticals, Inc. (b)	6,000	128,040
Alkermes plc (a)(b)	6,000	180,000
ARS Pharmacuticals, Inc. (a)(b)	7,000	70,350
Aurinia Pharmaceuticals, Inc. (a)(b)	6,000	66,300
BioCryst Pharmaceuticals, Inc. (a)(b)	10,000	75,900
BioMarin Pharmaceutical, Inc. (b)	1,000	54,160
Catalyst Pharmaceuticals, Inc. (a)(b)	7,000	137,900
Corcept Therapeutics, Inc. (a)(b)	1,500	124,665
CorMedix, Inc. (a)(b)	15,000	174,450
Exelixis, Inc. (a)(b)	5,000	206,500
GeneDx Holdings Corporation (a)(b)	600	64,644
Gilead Sciences, Inc. (a)	1,000	111,000
Halozyme Therapeutics, Inc. (a)(b)	1,500	110,010
Harmony Biosciences Holdings, Inc. (a)(b)	2,000	55,120

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 75.8% (continued)	Shares	Value
Health Care - 14.7% (continued)
Biotech & Pharma - 10.5% (continued)
Incyte Corporation (a)(b)	1,500	$127,215
Innoviva, Inc. (b)	2,000	36,500
MiMedx Group, Inc. (a)(b)	12,000	83,760
Neurocrine Biosciences, Inc. (a)(b)	1,000	140,380
Niagen Bioscience, Inc. (a)(b)	5,000	46,650
Novo Nordisk A/S - ADR	2,000	110,980
Pacira BioSciences, Inc. (a)(b)	5,000	128,850
Praxis Precision Medicines, Inc. (a)(b)	500	26,500
Protagonist Therapeutics, Inc. (a)(b)	1,000	66,430
PTC Therapeutics, Inc. (a)(b)	3,000	184,110
Sarepta Therapeutics, Inc. (a)(b)	4,000	77,080
Tarsus Pharmaceuticals, Inc. (a)(b)	1,500	89,145
TG Therapeutics, Inc. (a)(b)	6,000	216,750
Travere Therapeutics, Inc. (a)(b)	2,000	47,800
		2,941,189
Health Care Facilities & Services - 1.3%
DaVita, Inc. (b)	400	53,148
Pediatrix Medical Group, Inc. (a)(b)	8,000	134,000
Progyny, Inc. (a)(b)	5,000	107,600
Teladoc Health, Inc. (a)(b)	7,000	54,110
		348,858
Medical Equipment & Devices - 2.9%
Align Technology, Inc. (a)(b)	1,200	150,264
DexCom, Inc. (a)(b)	2,000	134,580
Embecta Corporation (a)	3,000	42,330
Haemonetics Corporation (a)(b)	500	24,370
InMode Ltd. (a)(b)	5,000	74,500
Inspire Medical Systems, Inc. (b)	500	37,100
Integra LifeSciences Holdings Corporation (a)(b)	8,000	114,640
Novocure Ltd. (a)(b)	4,000	51,680
Penumbra, Inc. (a)(b)	600	151,992
Solventum Corporation (b)	500	36,500
		817,956
Industrials - 5.1%
Commercial Support Services - 0.4%
Healthcare Services Group, Inc. (a)(b)	4,000	67,320
Huron Consulting Group, Inc. (b)	300	44,031
		111,351

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 75.8% (continued)	Shares	Value
Industrials - 5.1% (continued)
Electrical Equipment - 1.5%
Alarm.com Holdings, Inc. (a)(b)	2,000	$106,160
Atmus Filtration Technologies, Inc. (a)	2,000	90,180
NEXTracker, Inc. - Class A (a)(b)	1,000	73,990
NuScale Power Corporation (a)(b)	2,000	72,000
Vontier Corporation	2,000	83,940
		426,270
Engineering & Construction - 0.3%
Frontdoor, Inc. (a)(b)	1,400	94,206

Industrial Intermediate Products - 0.4%
Proto Labs, Inc. (a)(b)	2,000	100,060

Industrial Support Services - 0.2%
RB Global Inc.	500	54,180

Machinery - 0.2%
Symbotic, Inc. (a)(b)	1,000	53,900

Transportation & Logistics - 2.1%
Allegiant Travel Company (a)(b)	1,000	60,770
American Airlines Group, Inc. (a)	10,000	112,400
Delta Air Lines, Inc. (a)	1,000	56,750
Forward Air Corporation (a)(b)	2,000	51,280
Knight-Swift Transportation Holdings, Inc.	1,000	39,510
Southwest Airlines Company (a)	3,000	95,730
United Airlines Holdings, Inc. (a)(b)	500	48,250
United Parcel Service, Inc. - Class B (a)	1,500	125,295
		589,985
Materials - 2.2%
Chemicals - 0.5%
Mosaic Company (The) (a)	4,000	138,720

Metals & Mining - 1.7%
Agnico Eagle Mines Ltd. (a)	500	84,280
Alamos Gold, Inc. - Class A (a)	1,000	34,860
AngloGold Ashanti plc (a)	300	21,099
Barrick Mining Corporation (a)	3,000	98,310

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 75.8% (continued)	Shares	Value
Materials - 2.2% (continued)
Metals & Mining - 1.7% (continued)
Compass Minerals International, Inc. (a)	2,000	$38,400
Hecla Mining Company (a)	1,500	18,150
Kinross Gold Corporation (a)	1,000	24,850
Newmont Corporation (a)	1,000	84,310
Pan American Silver Corporation (a)	600	23,238
Royal Gold, Inc. (a)	300	60,174
		487,671
Technology - 18.6%
Semiconductors - 0.6%
ACM Research, Inc. - Class A (b)	2,500	97,825
Rambus, Inc. (a)(b)	500	52,100
		149,925
Software - 9.0%
Asana, Inc. - Class A (a)(b)	10,000	133,600
Astrana Health, Inc. (a)(b)	1,000	28,350
BlackLine, Inc. (a)(b)	2,000	106,200
Clear Secure, Inc. - Class A (a)	2,000	66,760
Concentrix Corporation (a)	2,000	92,300
Docusign, Inc. (a)(b)	2,000	144,180
DoubleVerify Holdings, Inc. (a)(b)	10,000	119,800
Doximity, Inc. - Class A (a)	1,500	109,725
Dropbox, Inc. - Class A (a)(b)	5,000	151,050
Exodus Movement, Inc. (b)	400	11,112
Fastly, Inc. - Class A (a)(b)	10,000	85,500
Five9, Inc. (a)(b)	2,000	48,400
Gen Digital, Inc. (a)	2,000	56,780
GigaCloud Technology, Inc. - Class A (a)(b)	6,000	170,400
IonQ, Inc. (a)(b)	1,500	92,250
Okta, Inc. (a)(b)	500	45,850
Paycom Software, Inc. (a)	700	145,698
Paylocity Holding Corporation (a)(b)	600	95,562
Paymentus Holdings, Inc. - Class A (a)(b)	3,500	107,100
Qualys, Inc. (a)(b)	1,200	158,796
Quantum Computing, Inc. (a)(b)	2,000	36,820
Sprinklr, Inc. - Class A (b)	5,000	38,600
Tempus AI, Inc. (a)(b)	1,000	80,710
Twilio, Inc. - Class A (a)(b)	1,500	150,135

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 75.8% (continued)	Shares	Value
Technology - 18.6% (continued)
Software - 9.0% (continued)
Unity Software, Inc. (a)(b)	1,000	$40,040
Yext, Inc. (a)(b)	5,000	42,600
Zoom Communications, Inc. - Class A (a)(b)	1,200	99,000
ZoomInfo Technologies, Inc. - Class A (a)(b)	5,000	54,550
		2,511,868
Technology Hardware - 4.2%
A10 Networks, Inc. (a)	10,000	181,500
ADTRAN Holdings, Inc. (a)	7,000	65,660
Ciena Corporation (a)(b)	500	72,835
Cisco Systems, Inc. (a)	1,600	109,472
Corsair Gaming, Inc.	5,000	44,600
Euronet Worldwide, Inc. (a)(b)	1,500	131,715
F5, Inc. (a)(b)	500	161,595
InterDigital, Inc. (a)	300	103,569
Stratasys Ltd. (a)(b)	10,000	112,000
Ubiquiti, Inc. (a)	200	132,116
Viasat, Inc. (a)(b)	2,000	58,600
		1,173,662
Technology Services - 4.8%
Block, Inc. - Class A (a)(b)	500	36,135
Cognizant Technology Solutions Corporation - Class A (a)	2,500	167,675
Corpay, Inc. (a)(b)	400	115,224
CSG Systems International, Inc. (a)	1,000	64,380
EPAM Systems, Inc. (a)(b)	1,000	150,790
EVERTEC, Inc. (a)	2,000	67,560
FactSet Research Systems, Inc. (a)	500	143,245
Genpact Ltd. (a)	4,000	167,560
Globant S.A. (a)(b)	3,000	172,140
Pagaya Technologies Ltd. (b)	4,000	118,760
PayPal Holdings, Inc. (a)(b)	2,000	134,120
		1,337,589

Total Common Stocks (Cost $20,661,380)		$21,131,891

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

U.S. TREASURY OBLIGATIONS - 16.1%	Par Value	Value
U.S. Treasury Bills (d) - 10.7%
4.118%, due 12/04/2025	$3,000,000	$2,979,227

U.S. Treasury Inflation-Protected Bonds - 1.7%
2.125%, due 02/15/2054	526,555	485,795

U.S. Treasury Inflation-Protected Notes - 1.9%
1.750%, due 01/15/2034	526,015	528,676

U.S. Treasury Notes - 1.8%
4.250%, due 05/15/2035	500,000	504,688

Total U.S. Treasury Obligations (Cost $4,479,014)		$4,498,386

WARRANTS - 0.0% (c)	Shares	Value
Energy - 0.0% (c)
Oil & Gas Services & Equipment - 0.0% (c)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	240	$156

EXCHANGE-TRADED PUT OPTION CONTRACTS - 0.0% (c)	Contracts	Notional Amount	Value
Russell 2000® Index Option, 12/22/2025 at $1,600	37	$9,014,976	$10,064
S&P 500® Index Option, 12/22/2025 at $3,600	16	10,701,536	3,472
Total Put Option Contracts (Cost $34,272)		$19,716,512	$13,536

Total Investments at Value - 91.9% (Cost $25,174,666)			$25,643,969

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 37.4%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.98% (e) (Cost $10,417,297)	10,417,297	$10,417,297

Total Investments and Money Market Funds at Value -129.3% (Cost $35,591,963)		$36,061,266

Written Call Option Contracts - (29.0%)		(8,094,286)

Liabilities in Excess of Other Assets - (0.3%)		(82,066)

Net Assets - 100.0%		$27,884,914
ADR- American Depositary Receipt.
(a)	All or portion of the security is used as collateral to cover written call options. The total value of the securities held as collateral as of September 30, 2025 was $19,812,597.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(e)	The rate shown is the 7-day effective yield as of September 30, 2025.

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

September 30, 2025 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000® Index Option	37	$9,014,976	$1,600	12/22/2025	$3,128,350
S&P 500® Index Option	16	10,701,536	3,600	12/22/2025	4,965,936
Total Written Call Option Contracts
(Premiums received $7,322,921)		$19,716,512			$8,094,286

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

COMMON STOCKS - 6.4%	Shares	Value
Energy - 0.0% (a)
Oil & Gas Producers - 0.0% (a)
California Resources Corporation	1,000	$53,180
DT Midstream, Inc.	500	56,530
Vital Energy, Inc. (b)	1,000	16,890
		126,600
Materials - 5.9%
Metals & Mining - 5.9%
Agnico Eagle Mines Ltd.	15,000	2,528,400
Alamos Gold, Inc. - Class A	30,000	1,045,800
AngloGold Ashanti plc	9,000	632,970
B2Gold Corporation	200,000	990,000
Barrick Mining Corporation	90,000	2,949,300
Hecla Mining Company	45,000	544,500
Kinross Gold Corporation	30,000	745,500
Newmont Corporation	30,000	2,529,300
Pan American Silver Corporation	18,000	697,140
Royal Gold, Inc.	9,000	1,805,220
		14,468,130
Utilities - 0.5%
Electric Utilities - 0.5%
AES Corporation (The)	1,000	13,160
ALLETE, Inc.	1,000	66,400
Ameren Corporation	100	10,438
American Electric Power Company, Inc.	100	11,250
Avista Corporation	1,000	37,810
Black Hills Corporation	500	30,795
Consolidated Edison, Inc.	1,000	100,520
Dominion Energy, Inc.	500	30,585
DTE Energy Company	100	14,143
Duke Energy Corporation	500	61,875
Edison International	500	27,640
Entergy Corporation	1,000	93,190
Exelon Corporation	1,000	45,010
FirstEnergy Corporation	1,000	45,820
Hawaiian Electric Industries, Inc. (b)	1,000	11,040
NorthWestern Energy Group, Inc.	1,000	58,610
NRG Energy, Inc.	1,000	161,950
Otter Tail Corporation	1,000	81,970
Pinnacle West Capital Corporation	1,000	89,660

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 6.4% (continued)	Shares	Value
Utilities - 0.5% (continued)
Electric Utilities - 0.5% (continued)
Portland General Electric Company	1,000	$44,000
PPL Corporation	1,000	37,160
Public Service Enterprise Group, Inc.	500	41,730
Southern Company (The)	500	47,385
		1,162,141
Gas & Water Utilities - 0.0% (a)
Global Water Resources, Inc.	1,000	10,300

Total Common Stocks (Cost $13,663,278)		$15,767,171

EXCHANGE-TRADED FUNDS - 0.9%	Shares	Value
Invesco CurrencyShares British Pound Sterling Trust	5,000	$647,150
Invesco CurrencyShares Euro Currency Trust	7,500	812,775
Invesco CurrencyShares Japanese Yen Trust (b)	12,500	777,625
Total Exchange-Traded Funds (Cost $2,210,871)		$2,237,550

U.S. TREASURY OBLIGATIONS - 74.0%	Par Value	Value
U.S. Treasury Bills (c) - 48.5%
4.130%, due 10/28/2025	$60,000,000	$59,818,200
4.118%, due 12/04/2025	60,000,000	59,584,533
		119,402,733
U.S. Treasury Inflation-Protected Bonds - 2.0%
2.125%, due 02/15/2054	5,265,500	4,857,955

U.S. Treasury Inflation-Protected Notes - 13.4%
2.500%, due 01/15/2029	15,045,700	15,727,328
0.125%, due 01/15/2030	12,555,500	11,992,955
1.750%, due 01/15/2034	5,260,150	5,286,761
		33,007,044

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

U.S. TREASURY OBLIGATIONS - 74.0% (continued)	Par Value	Value
U.S. Treasury Notes - 10.1%
2.125%, due 05/31/2026	$10,000,000	$9,888,690
1.500%, due 08/15/2026	10,000,000	9,807,739
4.250%, due 05/15/2035	5,000,000	5,046,875
		24,743,304

Total U.S. Treasury Obligations (Cost $182,005,010)		$182,011,036

WARRANTS - 0.0% (a)	Shares	Value
Energy - 0.0% (a)
Oil & Gas Services & Equipment - 0.0% (a)
Nabors Industries Ltd., expires 06/11/2026 (Cost $0)	8,000	$5,200

Total Investments at Value - 81.3% (Cost $197,879,159)		$200,020,957

MONEY MARKET FUNDS - 19.2%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 3.98% (d) (Cost $47,230,147)	47,230,147	$47,230,147

Total Investments and Money Market Funds at Value - 100.5% (Cost $245,109,306)		$247,251,104

Liabilities in Excess of Other Assets - (0.5%)		(1,171,585)

Net Assets - 100.0%		$246,079,519

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	The rate shown is the 7-day effective yield as of September 30, 2025.